Member's Contributions (Tables)	12 Months Ended
Sep. 30, 2012
Members Contributions
Schedule of Members Contribution

The Company’s President made contributions to the Company over time since inception. As of September 30, 2012 and 2011, the balance of member’s contributions was $2,754,887 and $2,451,549, respectively, comprised of the following:

	9/30/2012	9/31/2011

Verity Farms	$573,300	$573,300
Verity Grains	148,500	223,500
Verity Meats	1,654,749	1,654,749
Verity Water	378,338	0
Total	$2,754,887	$2,451,549